Stock Split	12 Months Ended
Dec. 31, 2018
Text Block [Abstract]
Stock Split

Note 15. Stock Split

On June 14, 2019, the Company effected a one-for-1.2987 stock split of its issued and outstanding shares of common stock and a proportional adjustment to the existing conversion ratios for each series of the Company’s convertible preferred stock. Accordingly, all share and per share amounts for all periods presented in the accompanying financial statements and notes thereto have been adjusted retroactively, where applicable, to reflect this stock split and adjustment of the convertible preferred stock conversion ratios.